Trade receivables and unbilled revenue, net (Tables)	12 Months Ended
Mar. 31, 2020
Trade receivables and unbilled revenue [member]
Statement [LineItems]
Summary of Trade Receivables and Unbilled Revenue
Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2020	2019
Trade receivables and unbilled revenue*	$149,345	$141,806
Less: Allowances for ECL	(1,590)	(1,182)

Total	$147,755	$140,624

Trade receivables [member]
Statement [LineItems]
Movement in Allowances for Expected Credit Losses
The movement in the ECL is as follows:

	Year ended March 31,
	2020	2019	2018
Balance as at March 31, 2018	$—	564	—
Impact of adoption of IFRS 9	—	(74)	—

Balance at the beginning of the year	1,182	$490	$1,713
Charged to profit or loss	1,316	1,171	2,115
Write-offs, net of collections	(299)	(331)	(1,136)
Reversals	(533)	(157)	(2,321)
Translation adjustment	(76)	9	193

Balance at the end of the year	$1,590	$1,182	$564